Income Tax Expense - Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Current income tax:
Current income tax on profits for the period	$ 326,057	$ 10,652	$ 125,376	$ 331,144
Income tax (benefit) on unappropriated retained earnings	28,165	920	246,684	(174,930)
Prior year income tax under estimation	3,729	122	67,885	4,527
Total current income tax	357,951	11,694	439,945	160,741
Deferred income tax:
Relating to origination and reversal of temporary differences	101,441	3,314	110,542	16,379
Impact of change in tax rate	(2,774)	(90)
Total deferred income tax	98,667	3,224	110,542	16,379
Income tax expense reported in the consolidated statements of comprehensive income	$ 456,618	$ 14,918	$ 550,487	$ 177,120